Provisions	6 Months Ended
Jun. 30, 2026
Provisions [abstract]
Provisions	Provisions
As of June 30, 2026, the Group recognized € 2.2 billion (December 31, 2025: € 2.4 billion) in provisions on its balance sheet. The provisions relate to operational risk, civil litigation, regulatory enforcement, restructuring, allowances for credit related off-balance sheet positions and other matters, including bank levies. The provisions as of June 30, 2026 are described below for civil litigation and regulatory matters only. Details related to off balance sheet positions are included in the Allowance for credit losses disclosure in this Interim Report. Details on the Group’s provisions as of December 31, 2025, are disclosed in Deutsche Bank’s Annual Report 2025 in Note 10 “Restructuring”, Note 19 “Allowance for credit losses”, and
Note 27 “Provisions”.
Civil litigation and regulatory enforcement matters
As of June 30, 2026, the Group recognized provisions relating to civil litigation of € 1.0 billion (December 31, 2025:
€ 1.2 billion) and provisions relating to regulatory enforcement matters of € 0.2 billion (December 31, 2025: € 0.2 billion).
For some matters, for which the Group believes an outflow of funds is probable, but the Group could not reliably estimate the amount of the potential outflow, no provisions were recognized.
General and administrative expenses included expenses for civil litigation and regulatory enforcement matters of € 67 million for the three months ended June 30, 2026 (€ (94) million for the three months ended June 30, 2025), € 156 million for the six months ended June 30, 2026 (€ (68) million for the six months ended June 30, 2025). The increases over prior-year’s three-month and six-month period are mainly attributable to the partial release of the Postbank takeover litigation provision during the second quarter of 2025.
For the matters for which a reliable estimate can be made, but the probability of a future loss or outflow of resources is more than remote but less than probable, the Group currently estimates that as of June 30, 2026, these contingent liabilities are € 932 million for civil litigation matters (December 31, 2025: € 921 million) and € 2 million for regulatory enforcement matters (December 31, 2025: € 6 million). These figures include matters where the Group’s potential liability is joint and several and where the Group expects any such liability to be paid by a third party.
For other significant civil litigation and regulatory enforcement matters where the Group believes the possibility of an outflow of funds is more than remote but less than probable, but the amount is not reliably estimable, such matters are not included in the contingent liability estimates. In addition, where the Group believes the possibility of an outflow of funds is remote on other significant civil litigation and regulatory enforcement matters, the Group has neither recognized a provision nor included the matters in the contingent liability estimates.
For additional details on civil litigation and regulatory enforcement matters or groups of similar matters (some of which consist of a number of proceedings or claims) for which the Group has taken material provisions, or for which there are material contingent liabilities that are more than remote, or for which there is the possibility of material business or reputational risk, see Note 27 “Provisions” in Deutsche Bank’s Annual Report 2025 in the section captioned “Current
Individual Proceedings”. The disclosed matters in Note 27 “Provisions” include matters for which the possibility of a loss is more than remote, but for which the Group cannot reliably estimate the possible loss.
Other
Irrevocable Payment Commitments (IPCs) related to bank levy according to the Single Resolution Fund (SRF) and the deposit protection provided by the German deposit protection fund amounted to € 1.5 billion as of June 30, 2026
(December 31, 2025: € 1.5 billion). Thereof, € 1.0 billion related to IPCs to the SRF (December 31, 2025: € 1.0 billion) and
€ 0.5 billion to the German deposit protection fund (December 31, 2025: € 0.5 billion).